Credit Risk - Summary of Residential Mortgages by Geographical Distribution (Detail) - Credit risk - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 166,730	£ 165,356
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	24,953	29,814
London [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	41,800	41,400
London [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,100	7,500
Midlands and East Anglia [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,500	22,100
Midlands and East Anglia [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,700	4,300
North UK [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,600	22,700
North UK [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,300	3,800
Northern Ireland [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,100	3,300
Northern Ireland [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	200	300
Scotland [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,700	6,800
Scotland [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	800	1,200
South East Excluding London [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	52,500	51,700
South East Excluding London [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	8,300	9,700
South West and Wales and Other [member] | Stock
Disclosure of credit risk exposure [line items]
Residential mortgage loans	17,500	17,400
South West and Wales and Other [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,600	£ 3,000